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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-2957

                              KEYCO BOND FUND, INC.
               (Exact name of registrant as specified in charter)

    27777 Franklin Road, Suite 1630
         Southfield, Michigan                                           48034
(Address of principal executive offices)                              (Zip code)

                            Joel D. Tauber, President
                              Keyco Bond Fund, Inc.
                         27777 Franklin Road, Suite 1630
                           Southfield, Michigan 48034
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (248) 353-0790

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
DECEMBER 31, 2008

                        LONG-TERM STATE AND                               PRINCIPAL         FAIR
                       MUNICIPAL OBLIGATIONS                               AMOUNT          VALUE
---------------------------------------------------------------------    -----------    -----------
MICHIGAN (42.0% OF INVESTMENT FAIR VALUE)
Berkley, Michigan, City School District, 5%, May 2019                    $   425,000    $   457,360
Detroit, Michigan, FSA, Series A, 5%, April 2019                             640,000        602,726
Detroit, Michigan, City School District, 5.5%, May 2020                      385,000        430,557
Detroit, Michigan, City School District, 5%, May 2022                        500,000        560,880
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022                  250,000        270,700
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024                  350,000        297,164
Dundee, Michigan, Community School District, 5.375%, May 2020                365,000        385,228
Ferndale, Michigan, School District, 5%, May 2022                            450,000        454,680
Grand Ledge, Michigan, Public Schools, 5%, May 2022                          400,000        401,044
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue,
   Bronson Methodist Hospital, 5.25%, May 2018                               145,000        145,934
Livonia, Michigan, Public Schools, 5.75%, May 2018                           380,000        402,922
Macomb County, Michigan, Building Authority, 5%, March 2021                  500,000        522,090
Madison, Michigan, District Public Schools, 5.125%, May 2018                 750,000        760,193
Michigan Municipal Bond Authority Revenue, Clean Water, State
   Revolving Fund, 5%, October 2022                                          325,000        330,925
Michigan Municipal Bond Authority Revenue, Clean Water, State
   Revolving Fund, 5%, October 2023                                          535,000        538,033
Michigan State Building Authority Revenue, Series 1, 4.75%,
   October 2021                                                              270,000        258,012
Michigan State Trunk Line, Series A, 4.75%, November 2020                    120,000        120,949
Novi, Michigan, Building Authority, 5.6%, October 2019                       420,000        452,878
Rockford, Michigan, Public Schools, 5%, May 2028                             400,000        394,608
Saginaw Valley State University General Revenue, Michigan, 5.25%,
   July 2019                                                                  85,000         86,745
Utica, Michigan, Community Schools, 5%, May 2020                             400,000        415,932
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019              500,000        548,215
Wayland, Michigan, Union School District, 5%, May 2026                       650,000        643,201
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022        125,000        138,720
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022        440,000        448,232
Zeeland, Michigan, Public Schools, 5%, May 2023                              225,000        221,312
                                                                         -----------    -----------
                                                                          10,035,000     10,289,240
                                                                         -----------    -----------

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
DECEMBER 31, 2008

                        LONG-TERM STATE AND                               PRINCIPAL         FAIR
                       MUNICIPAL OBLIGATIONS                               AMOUNT          VALUE
---------------------------------------------------------------------    -----------    -----------
ALL OTHER STATES AND TERRITORIES (58.0% OF INVESTMENT FAIR VALUE)
California State Various Purposes, 5%, June 2024                         $   475,000    $   446,215
Colorado State Board of Governors University Enterprise System
   Revenue, 5.25%, March 2027                                                200,000        199,522
Collier County, Florida, School Board Certificates of Participation,
   4.625%, February 2026                                                     425,000        383,682
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014           665,000        767,995
Florida State Turnpike Authority, Turnpike Revenue, Department of
   Transportation, 5%, July 2027                                             500,000        488,210
Hawaii State, 5.5%, August 2028                                              500,000        514,975
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009           700,000        719,537
Illinois State, 4.85%, October 2024                                          425,000        424,044
Southern Illinois University Revenue, 5%, April 2026                         750,000        748,223
Springfield, Illinois, Water Revenue, 5.5%, March 2032                       500,000        507,605
Lawrence, Massachusetts, State Qualified, 5%, April 2027                     500,000        495,830
Clark County, Nevada, 5%, November 2024                                      300,000        297,390
Mercer County, New Jersey, Improvement Authority Revenue,
   State Justice Complex, 6.4%, January 2018                                 500,000        590,070
Metropolitan Transportation Authority, New York, Revenue, 5%,
   November 2025                                                             350,000        318,437
New York, New York, CIFG, TCRS, CIFG, Series O, 5%, June 2022                325,000        315,107
New York, New York, TCRS, Series M, 5%, April 2025                           315,000        292,074
New York, New York, City Transitional Finance Authority Future
   Tax Secured Refunding, Series A-1, 4.375%, November 2024                  500,000        485,795
New York, New York, City Municipal Water Finance Authority, Water
   and Sewer System Second General Resolution Revenue, Series DD,
   5.625%, June 2028                                                         500,000        507,845
Western Nassau County, New York, Water Authority, Water
   System Revenue, 5%, May 2024                                              500,000        485,380
Toledo, Ohio, City School District, 5%, December 2025                        250,000        250,850
Erie County, Hospital Authority PA Revenue, Erie County Geriatric
   Center, U. S. Treasury, 6.25%, July 2011                                  285,000        299,831
Puerto Rico Commonwealth Highway and Transportation Authority
   Highway Revenue, 6.25%, July 2012                                         500,000        507,005
Puerto Rico Electric Power Authority, Power Revenue, Series PP, 5%,
   July 2023                                                                 575,000        464,100
Puerto Rico Industrial, Tourist, Educational, Medical and
   Environmental Control Facilities Financing Authority, 1998
   Series A, 5.375%, October 2013                                            435,000        416,930
Puerto Rico Public Finance Corporation Commonwealth Appropriation,
   5.375%, June 2017                                                         565,000        643,292

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
DECEMBER 31, 2008

                        LONG-TERM STATE AND                               PRINCIPAL         FAIR
                       MUNICIPAL OBLIGATIONS                               AMOUNT          VALUE
---------------------------------------------------------------------    -----------    -----------
ALL OTHER STATES AND TERRITORIES (CONTINUED)
Canutillo, Texas, Independent School District, 5%, August 2023           $   450,000    $   454,136
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
   February 2020                                                             445,000        447,158
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
   February 2020                                                              35,000         35,049
Corpus Christi, Texas, Business and Job Development Corporate Sales
   Tax Revenue, 5%, September 2021                                           475,000        478,097
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018              500,000        532,735
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020            730,000        714,801
                                                                         -----------    -----------
                                                                          14,175,000     14,231,920
                                                                         -----------    -----------
   Total investments                                                     $24,210,000    $24,521,160
                                                                         ===========    ===========

NOTE TO INVESTMENT PORTFOLIO:

On December 31, 2008, the cost on a tax basis of investments in securities was $24,708,417. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were:

Gross unrealized appreciation                                                             $ 771,638
Gross unrealized depreciation                                                              (958,895)
                                                                                          ---------
   Net unrealized depreciation                                                            $(187,257)
                                                                                          =========

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 3. EXHIBITS.

     (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.


By: /s/ Joel D. Tauber
    ----------------------------------
    Joel D. Tauber, President

Date: January 16, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Joel D. Tauber
    ----------------------------------
    Joel D. Tauber, President

Date: January 16, 2009


By: /s/ Ellen T. Horing
    ----------------------------------
    Ellen T. Horing, Treasurer

Date: January 16, 2009

                                  EXHIBIT INDEX

Exhibit No.          Description
-----------------    -----------
EX.99.302CERT (2)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.